Jonathan D. Van Duren P 314.552.6023 F 314.552.7000 jvanduren@thompsoncoburn.com

June 24, 2016

VIA EDGAR SUBMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	EIP Investment Trust (the “Registrant”)
File No. 811-21940
Initial Registration Statement under the Securities Act of 1933

Ladies and Gentlemen:

Transmitted herewith by means of electronic submission is the initial registration statement for the Registrant under Section 6 of the Securities Act of 1933 (the “1933 Act”) on Form N-1A (the “1933 Act Registration Statement”). The Registrant is an open-end management investment company currently registered only under the Investment Company Act of 1940 (the “1940 Act”). The Registrant now seeks to register the shares of its sole series, the EIP Growth and Income Fund (the “Fund”), under the 1933 Act. In connection with this registration, the Fund intends to redesignate its current share class as Class I shares and to offer a new, separate class of shares, Investor Class shares.

The 1933 Act Registration Statement also includes our incorporation of certain comments by the staff of the Securities and Exchange Commission (the “Staff”) to amendment number twelve to the Fund’s registration statement on Form N-1A under the 1940 Act, which was filed on April 29, 2016. The attached Schedule A includes a summary of each comment, along with the Fund’s response.

Please direct any questions or comments on the enclosed to the attention of the undersigned at (314) 552-6023.

Sincerely,

/s/ Jonathan D. Van Duren
Jonathan D. Van Duren

Thompson Coburn LLP | Attorneys at Law | One US Bank Plaza | St. Louis, Missouri 63101

P 314.552.6000 | F 314.552.7000 | www.thompsoncoburn.com

Chicago • Los Angeles • St. Louis • Southern Illinois • Washington, D.C.

Schedule A

1.	Comments to the Fund’s Private Placement Memorandum / Prospectus

a.	Comment: In disclosing the Fund’s expense cap agreement, please clarify that the adviser’s right to recoup waived management fees and reimbursed expenses is subject to the Fund being able to make the repayment without exceeding both the current 2.00% limitation and, if lower, any other applicable expense cap limitation that may be in effect at the time of the recoupment.

Response: We have included the requested disclosure in footnote 3 to the Fees and Expenses of the Fund table included in the Summary Section.

b.	Comment: In the Portfolio Managers subsection of the Summary Section, please add the date that each of James Murchie and Eva Pao began managing the Fund.

Response: As requested, the 1933 Act Registration Statement includes in this subsection the date that each of Mr. Murchie and Ms. Pao began managing the Fund.

c.	Comment: The Investment Objectives and Principal Investment Strategies section includes the following paragraph:

As oil and gas production in the U.S. continues to rise, new technologies have made long known resources economical, even at lower prices. The resulting higher margins for oil and gas drilling have made the oil and gas production companies more willing to guarantee solid returns for long-term contracts to pipeline owners as an incentive to add capacity so they can deliver their oil and gas to market more quickly. In essence, certain MLPs, MLP-related entities and other energy sector and energy utilities infrastructure companies have an increased ability to “lock-in” the attractive economics of today’s energy industry.

Please either confirm, supplementally, that this paragraph remains accurate, or revise or delete the paragraph.

Response: The Fund has determined to delete this paragraph from its 1933 Act Registration Statement.

d.	Comment: Please ensure that the prospectus risk disclosures regarding the energy industry address current market conditions.

Response: We have reviewed the Fund’s risk disclosures and made certain revisions to the Principal Risks—Energy Industry Risk subsection of the Additional Information about the Fund’s Investment Strategies and Related Risks section to ensure that this risk disclosure addresses current market conditions in the energy industry.

e.	Comment: In the Management of the Fund section, please disclose that the listed portfolio managers are “jointly and primarily” responsible for the day-to-day management of the Fund’s portfolio.

Response: We have made the requested revision.

f.	Comment: The Shareholder Information section discloses that, under the Fund’s Second Amended and Restated Declaration of Trust, the Fund has the right to redeem shares held by shareholders for any reason under terms set by the Trustees, including if a shareholder owns shares with a net asset value less than a minimum amount set by the Trustees or owns more shares than a maximum set by the Trustees. This section also discloses that the Trustees currently have not determined a minimum or maximum. Please include the minimum value of shares (or minimum number of shares) below which the Fund would have a right to redeem the shareholder’s account, and delete the disclosure related to redeeming shares if a shareholder holds more than some maximum set by the Trustees.

Response: The referenced disclosure regarding involuntary redemptions summarizes the applicable provision of the Fund’s Second Amended and Restated Declaration of Trust, which permits the Trustees to impose a minimum and maximum account size. As noted in this disclosure, the Fund’s Trustees currently have not set a minimum or maximum account size. Therefore, at least at this time, we cannot include a specific minimum or maximum.

We also respectfully decline to delete the disclosure related to the Fund’s ability to redeem a shareholder’s account should the shareholder own more than some maximum amount of shares set by the Trustees. We believe that this information is important for shareholders to know. In addition, while Item 11 of Form N-1A doesn’t explicitly require the Fund to disclose this information, General Instruction C.3.(b) to Form N-1A permits the Fund to include information in its prospectus that is not otherwise required by Form N-1A (other than in response to Items 2 through 8).

g.	Comment: The Shareholder Information – Frequent Purchases/Redemptions of Fund Shares subsection notes that the Fund’s Trustees have not adopted a frequent trading policy because the nature of the Fund’s investments makes the Fund less susceptible to the effects of market timing. Please provide additional disclosure explaining why the nature of the Fund’s investments makes the Fund less susceptible to the effects of market timing.

Response: The Fund’s Trustees determined to adopt a market timing policy at their May 2016 quarterly meeting, which occurred after the filing of amendment number twelve to the Fund’s registration statement on Form N-1A. The 1933 Act Registration Statement prospectus includes a new Frequent Trading and Market Timing section, which describes the Fund’s new market timing policy. Consequently, the disclosure referenced by the Staff is not included in the 1933 Act Registration Statement.

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2.	Comments to the Fund’s Statement of Additional Information

a.	Comment: In the Investment Restrictions section, please disclose that the Fund may not change its diversified status without shareholder approval.

Response: We have added the requested disclosure.

b.	Comment: The Investment Restriction section states that the Fund’s fundamental investment restrictions will apply only at the time of purchase of the securities or the consummation of the transaction, and the percentage limitations will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities or consummation of a transaction. Please clarify that the Fund’s fundamental investment restriction regarding borrowing is subject to ongoing asset coverage obligations, as opposed to a time of purchase test, under Section 18(f)(1) of the 1940 Act.

Response: We have added disclosure to this section clarifying that the time of purchase test does not apply to Fund borrowings. We have also added a summary of the Fund’s ongoing asset coverage obligations with respect to any borrowings under Section 18(f)(1) of the 1940 Act.

c.	Comment: The Investment Restriction section states that, for purposes of the Fund’s fundamental investment restriction regarding concentrating investments in a particular industry, the Fund does not consider certificates of deposit or banker’s acceptances issued by domestic branches of U.S. or non-U.S. banks to be a single industry. Please delete this statement.

Response: We have deleted this statement, as requested.

d.	Comment: Please include an address for each control person and principal holder included in the Control Persons and Principal Holders of the Fund table.

Response: We will include an address for each control person and principal holder in the next registration statement to be made effective. Because the 1933 Act Registration Statement is an initial filing, the information in this table is currently blank.

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